Contingencies (Details Textual) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of contingencies [Line Items]
Number Of Licenses	58	48
Contract liabilities	₨ 2,356,187	₨ 1,948,167
Services tax duty saved period	6 years	6 years
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	₨ 8,028	₨ 8,028
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	443,005	468,878
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	₨ 1,080	₨ 1,080